UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP

Address:   Two Greenwich Plaza, 4th Floor
           Greenwich, Connecticut 06830


Form 13F File Number: 028-13303


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Zweig
Title:  General Counsel and Chief Compliance Officer
Phone:  203-485-5270

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew Zweig              Greenwich, Connecticut         February 14, 2011
--------------------------   -----------------------------    -----------------
[Signature]                        [City, State]                    [Date]

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Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:     $ 2,609,907
                                         --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER     SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMAZON COM INC               COM              023135106   86,176   478,755 SH       SOLE                  478,755
APPLE INC                    COM              037833100  197,878   613,462 SH       SOLE                  613,462
BAIDU INC                    SPON ADR REP A   056752108   55,723   577,257 SH       SOLE                  577,257
C H ROBINSON WORLDWIDE INC   COM NEW          12541W209   53,725   669,970 SH       SOLE                  669,970
CITRIX SYS INC               COM              177376100   65,552   958,223 SH       SOLE                  958,223
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  108,773 1,484,151 SH       SOLE                1,484,151
CREDICORP LTD                COM              G2519Y108   30,697   258,150 SH       SOLE                  258,150
CROWN CASTLE INTL CORP       COM              228227104   50,413 1,150,185 SH       SOLE                1,150,185
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   80,984 2,002,068 SH       SOLE                2,002,068
DIRECTV                      COM CL A         25490A101   76,489 1,915,576 SH       SOLE                1,915,576
DISCOVERY COMMUNICATNS NEW   COM SER A        25470F104   65,908 1,580,518 SH       SOLE                1,580,518
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   15,207   414,480 SH       SOLE                  414,480
EXPRESS SCRIPTS INC          COM              302182100  114,994 2,127,543 SH       SOLE                2,127,543
FMC TECHNOLOGIES INC         COM              30249U101   84,314   948,307 SH       SOLE                  948,307
FREEPORT-MCMORAN COPPER & GO COM              35671D857   54,964   457,694 SH       SOLE                  457,694
GOLDMAN SACHS GROUP INC      COM              38141G104   97,767   581,392 SH       SOLE                  581,392
GOOGLE INC                   CL A             38259P508   76,923   129,506 SH       SOLE                  129,506
ICICI BK LTD                 ADR              45104G104   16,734   330,447 SH       SOLE                  330,447
LAUDER ESTEE COS INC         CL A             518439104  103,651 1,284,396 SH       SOLE                1,284,396
LIBERTY GLOBAL INC           COM SER A        530555101   44,822 1,266,879 SH       SOLE                1,266,879
NETAPP INC                   COM              64110D104  101,696 1,850,368 SH       SOLE                1,850,368
NEWS CORP                    CL A             65248E104   96,939 6,657,920 SH       SOLE                6,657,920
POLO RALPH LAUREN CORP       CL A             731572103  100,566   906,653 SH       SOLE                  906,653
PRICELINE COM INC            COM NEW          741503403   61,072   152,852 SH       SOLE                  152,852
PROGRESSIVE CORP OHIO        COM              743315103   89,514 4,504,978 SH       SOLE                4,504,978
SALESFORCE COM INC           COM              79466L302   63,537   481,341 SH       SOLE                  481,341
SBA COMMUNICATIONS CORP      COM              78388J106   51,879 1,267,202 SH       SOLE                1,267,202
SCHLUMBERGER LTD             COM              806857108  134,003 1,604,832 SH       SOLE                1,604,832
SCHWAB CHARLES CORP NEW      COM              808513105   82,536 4,823,841 SH       SOLE                4,823,841
SOTHEBYS                     COM              835898107  101,608 2,257,962 SH       SOLE                2,257,962
UNION PAC CORP               COM              907818108   82,383   889,085 SH       SOLE                  889,085
WALTER ENERGY INC            COM              93317Q105   86,267   674,808 SH       SOLE                  674,808
WEBMD HEALTH CORP            COM              94770V102   23,882   467,730 SH       SOLE                  467,730
WHITING PETE CORP NEW        COM              966387102   52,331   446,545 SH       SOLE                  446,545
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